The table below show the reconciliation of profit or loss for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share. (Details) - BRL (R$)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Profit (loss) for the year attributed to Company's shareholders	R$ 12,857,659,000	R$ (7,537,950,000)
Distribution of priority dividends attributable to	208,867,000
Distribution of 6% of unit price of common shares	273,726,000
Distribution of excess profits, by class	12,375,066,000
Reconciliation of income available for distribution, by class (numerator)	R$ 12,857,659,000	R$ (7,537,950,000)
Weighted average number of shares, by class (denominator)	796,192,268	795,992,363
Class A preferred shares
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to	R$ 208,564,000
Distribution of excess profits, by class	5,350,452,000
Reconciliation of income available for distribution, by class (numerator)	R$ 5,559,016,000	R$ (3,255,966,000)
Weighted average number of shares, by class (denominator)	344,023,386	343,823,481
(Loss) earnings per share (in R$)	R$ 16.1588	R$ (9.4699)
Class A preferred shares | Outstanding Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	343,824,794
Incentive long term plan payments with treasury shares	R$ 322,712
Ending balance	344,147,506
Class A preferred shares | Weighted average [member]
IfrsStatementLineItems [Line Items]
Beginning balance	343,824,794
Incentive long term plan payments with treasury shares	R$ 198,592
Ending balance	344,023,386
Class B preferred shares
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to	R$ 303,000
Reconciliation of income available for distribution, by class (numerator)	R$ 303,000	R$ (4,737,000)
Weighted average number of shares, by class (denominator)	500,230	500,230
(Loss) earnings per share (in R$)	R$ 0.6057	R$ (9.4699)
Common
IfrsStatementLineItems [Line Items]
Distribution of excess profits, by class	R$ 7,024,614,000
Reconciliation of income available for distribution, by class (numerator)	R$ 7,298,340,000	R$ (4,277,247,000)
Weighted average number of shares, by class (denominator)	451,668,652	451,668,652
(Loss) earnings per share (in R$)	R$ 16.1586	R$ (9.4699)